EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
EARNINGS PER SHARE
Summary of earnings per share

	12/31/2022	12/31/2021	12/31/2020
Income attributable to shareholders of the group	(5,028,955)	(3,378,763)	10,290,495
Weighted average of ordinary shares (thousands)	454,274	456,722	456,722
Income per share	(11.07)	(7.40)	22.53